Related party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Related party-fees and other details
Aggregate administrative consulting fees expensed under informal agreements for fiscal years 2015 and 2014		$ 260,000
Aggregate administrative consulting fees expensed under informal agreements for the three months ended December 31, 2015 and 2014	$ 65,000
Aggregate consulting fees to Management Resource Initiatives, Inc. ("MRI") expensed for the three months ended December 31, 2015 and 2014	45,000
Accrued and unpaid compensation under informal agreements during period	50,000	93,975
Aggregate consulting fees to Management Resource Initiatives, Inc. ("MRI") expensed for fiscal years 2015 and 2014		180,000
Accrued and unpaid compensation to MRI during period	180,000	135,000
Feb. 4, 2015, Company entered into a Note payable to MRI due Feb. 4, 2016 ("MRI Note")	$ 30,000	$ 30,000
Interest rate per annum on MRI Note	18.00%	18.00%
MRI Note provides an incentive for the issuance of shares of Common Stock of the Company for the loan (in Shares)	200,000	200,000
Issued shares of common stock of the Company to the controller of the Company as payment of $53,534 in accrued compensation (In shares)		849,805
Issued shares of common stock of the Company to the president of the Company as payment of $108,975 in accrued compensation (In shares)	1,663,186
Fair value of the shares of common stock issued to the controller		$ 53,534
Fair value of the shares of common stock issued to the president	$ 102,849
Company recorded a gain on the debt conversion	$ 6,126